As filed with the Securities and Exchange Commission on January 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  February 28, 2009

Date of reporting period:  November 30, 2008

Item 1. Schedules of Investments.

American Trust Allegiance Fund
Schedule of Investments at November 30, 2008 (Unaudited)

Shares	COMMON STOCKS - 92.69%	Value

	Asset Management - 3.41%
11,500	Brookfield Asset Management, Inc. - Class A#	$166,405
18,100	SEI Investments Co.	279,826
		446,231

	Chemicals - 4.83%
2,700	Monsanto Co.	213,840
7,100	Praxair, Inc.	419,255
		633,095

	Commercial Services & Supplies - 5.14%
13,000	Iron Mountain, Inc.*	282,490
13,400	Waste Management, Inc.	391,280
		673,770

	Communications Equipment - 4.81%
12,100	Corning, Inc.	109,021
11,400	QUALCOMM, Inc.	382,698
3,250	Research In Motion Ltd.*#	138,027
		629,746

	Computer Hardware - 4.09%
2,700	Apple, Inc.*	250,209
3,500	International Business Machines Corp.	285,600
		535,809

	Computer Software - 4.77%
5,900	Autodesk, Inc.*	97,881
10,600	Citrix Systems, Inc.*	282,596
12,100	Microsoft Corp.	244,662
		625,139

	Construction & Engineering - 3.27%
11,800	ABB Ltd. - ADR	152,574
12,400	Foster Wheeler Ltd.*#	276,024
		428,598

	Diversified Financial Services - 5.40%
10,900	Bank of America Corp.	177,125
1,020	The Goldman Sachs Group, Inc.	80,570
10,700	State Street Corp.	450,577
		708,272

	Diversified Telecommunication Services - 2.36%
10,800	AT&T, Inc.	308,448

	Electrical Equipment - 1.01%
3,700	Emerson Electric Co.	132,793

	Energy Equipment & Services - 3.64%
3,700	Diamond Offshore Drilling, Inc.	273,060
7,100	Halliburton Co.	124,960
9,500	Willbros Group, Inc.*#	78,565
		476,585

	Food Products - 2.94%
6,100	General Mills, Inc.	385,337

	Household Durables - 1.85%
12,300	Tupperware Brands Corp.	241,941

	Household Products - 9.04%
16,000	Avon Products, Inc.	337,600
7,027	Church & Dwight Co., Inc.	417,685
6,605	Colgate-Palmolive Co.	429,787
		1,185,072

	Independent Power Producer - 2.69%
14,900	NRG Energy, Inc.*	352,981

	Industrial Machinery - 0.55%
4,600	Ingersoll-Rand Co. Ltd. - Class A#	72,128

	Insurance - 2.18%
12,400	Willis Group Holdings Ltd.#	286,068

	Internet & Catalog Retail - 0.89%
8,900	eBay, Inc.*	116,857

	Internet Services - 1.79%
800	Google, Inc. - Class A*	234,368

	IT Services - 2.15%
9,100	Accenture Ltd. - Class A#	281,918

	Machinery - 1.20%
4,500	Deere & Co.	156,645

	Metals & Mining - 1.48%
8,100	Freeport-McMoRan Copper & Gold, Inc.	194,319

	Multiline Retail - 0.51%
5,900	Nordstrom, Inc.	67,083

	Networking Equipment - 1.97%
15,620	Cisco Systems, Inc.*	258,355

	Oil & Gas - 7.96%
4,337	Chevron Corp.	342,666
5,400	Devon Energy Corp.	390,636
3,871	Exxon Mobil Corp.	310,261
		1,043,563

	Real Estate Investment Trusts - 0.94%
2,300	Vornado Realty Trust	122,935

	Semiconductor Equipment - 0.66%
4,600	KLA-Tencor Corp.	86,526

	Semiconductors - 1.92%
18,200	Intel Corp.	251,160

	Specialty Retail - 6.35%
14,000	American Eagle Outfitters, Inc.	134,400
14,400	Coach, Inc.*	257,760
5,220	Nike, Inc. - Class B	277,965
9,325	Staples, Inc.	161,882
		832,007

	Utilities - Pipelines - 2.89%
23,300	Spectra Energy Corp.	378,858

	TOTAL COMMON STOCKS (Cost $15,825,509)	12,146,607

Shares	SHORT-TERM INVESTMENTS - 7.37%	Value

194,856	Fidelity Institutional Money Market Government Portfolio - Class I	194,856
794,582	Reserve Primary Fund - Class 45+‡	770,745
	TOTAL SHORT-TERM INVESTMENTS (Cost $989,438)	965,601

	Total Investments in Securities (Cost $16,814,947) - 100.06%	13,112,208
	Liabilities in Excess of Other Assets - (0.06)%	(7,792)
	Net Assets - 100.00%	$13,104,416

* Non-income producing security.
# U.S. traded security of a foreign issuer.
+Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
‡ Illiquid security. As of November 30, 2008, the security had a value of $770,745 or 5.88% of net assets.
The security was acquired between April 21, 2008 and October 22, 2008, and has a cost of $794,582.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at November 30, 2008 was as follows**:

Cost of investments	$16,836,225

Gross unrealized appreciation	$603,106
Gross unrealized depreciation	(4,327,123)
Net unrealized depreciation	$(3,724,017)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

FAS 157 – Summary of Fair Value Exposure at November 30, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$13,112,208	$12,341,463	$770,745	$ —
Total	$13,112,208	$12,341,463	$770,745	$ —

American Trust Energy Alternatives Fund
Schedule of Investments at November 30, 2008 (Unaudited)

Shares	COMMON STOCKS - 90.97%	Value†

	Asset Management - 0.46%
600	Brookfield Asset Management, Inc. - Class A#	$8,682

	Automobiles - 3.88%
3,300	Honda Motor Co., Ltd. - ADR	72,864

	Building Products - 1.02%
1,200	Owens Corning, Inc.*	19,140

	Chemicals - Specialty - 9.66%
700	FMC Corp.	30,590
900	Praxair, Inc.	53,145
16,000	Toray Industries, Inc.* (JPY)	77,346
200	Wacker Chemie AG* (EUR)	20,160
		181,241

	Commercial Services & Supplies - 2.34%
2,200	Covanta Holding Corp.*	43,890

	Construction & Engineering - 3.52%
1,000	ABB Ltd. - ADR	12,930
1,800	Abengoa S.A. (EUR)	26,117
200	Acciona S.A. (EUR)	18,028
400	Foster Wheeler Ltd.*#	8,904
		65,979

	Diversified Financial Services - 0.57%
800	Climate Exchange PLC* (GBP)	10,587

	Electric Utilities - 8.10%
3,600	Companhia Energetica de Minas Gerais - CEMIG - ADR	56,988
9,700	EDP - Energias de Portugal, S.A. (EUR)	32,819
1,800	Enersis S.A. - ADR	23,508
10,100	TrustPower Ltd. (NZD)	38,590
		151,905

	Electrical Equipment - 21.12%
2,900	Evergreen Solar, Inc.*	7,917
1,300	First Solar, Inc.*	162,292
3,800	FuelCell Energy, Inc.*	16,568
1,900	Gamesa Corporacion Tecnologica, S.A. (EUR)	31,671
2,800	Nordex AG* (EUR)	37,317
300	Q-Cells AG* (EUR)	10,005
400	SGL Carbon AG* (EUR)	10,388
350	SMA Solar Technology AG* (EUR)	16,008
4,000	Solar Capital Ltd.* (EUR)	11,384
301	SunPower Corp. - Class B*	7,832
2,600	Suntech Power Holdings Co., Ltd.* - ADR	22,204
1,400	Vestas Wind Systems A/S* (DKK)	62,563
		396,149

	Electronic Equipment, Instruments & Components - 0.43%
2,000	Comverge, Inc.*	8,120

	Food Products - 11.33%
4,500	Archer-Daniels-Midland Co.	123,210
9,000	Cosan Ltd. - Class A*#	27,630
5,500	Cresud S.A.C.I.F.y A. - ADR	34,980
118,000	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk* (IDR)	26,740
		212,560

	Independent Power Producers & Energy Traders - 6.09%
982,000	Energy Development Corp. (PHP)	51,130
2,100	Ormat Technologies, Inc.	63,210
		114,340

	Industrial Conglomerates - 1.38%
4,500	Orkla ASA (NOK)	25,901

	Machinery - 7.74%
18,300	Ebara Corp. (JPY)	34,467
22,000	Hansen Transmissions* (GBP)	29,859
400	Meyer Burger Technology AG* (CHF)	42,768
2,900	NGK Insulators, Ltd. (JPY)	30,830
100	OC Oerlikon Corp. AG* (CHF)	7,187
		145,111

	Oil, Gas & Consumable Fuels - 2.84%
1,100	Kinder Morgan Energy Partners, L.P.	53,339

	Real Estate Investment Trusts - 1.60%
900	Rayonier, Inc.	30,060

	Real Estate Management & Development - 0.86%
2,700	Forest City Enterprises, Inc. - Class A	16,092

	Road & Rail - 0.82%
700	Kansas City Southern*	15,344

	Semiconductors & Semiconductor Equipment - 1.53%
3,000	Applied Materials, Inc.	28,740

	Software- 5.68%
4,000	Citrix Systems, Inc.*	106,640

	TOTAL COMMON STOCKS (Cost $3,145,257)	1,706,684

Shares	SHORT-TERM INVESTMENTS - 8.88%	Value

72,554	Fidelity Institutional Money Market Government Portfolio - Class I	72,554
96,966	Reserve Primary Fund - Class 45+‡	94,057
	TOTAL SHORT-TERM INVESTMENTS (Cost $169,520)	166,611

	Total Investments in Securities (Cost $3,314,777) - 99.85%	1,873,295
	Assets in Excess of Other Liabilities - 0.15%	2,874
	Net Assets - 100.00%	$1,876,169

† Denominated in U.S. dollars unless otherwise noted.
* Non-income producing security.
# U.S. traded security of a foreign issuer.
+ Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
‡ Illiquid security. As of November 30, 2008, the security had a value of $94,057 or 5.01% of net assets.
The security was acquired between September 4, 2008 and October 22, 2008, and has a cost of $96,966.
ADR - American Depository Receipt
CHF - Swiss Franc
DKK - Danish Krone
EUR - European Euro
GBP - British Pound
IDR - Indonesian Rupiah
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso

The cost basis of investments for federal income tax purposes at November 30, 2008 was as follows**:

Cost of investments	$3,314,777

Gross unrealized appreciation	$8,636
Gross unrealized depreciation	(1,450,118)
Net unrealized depreciation	$(1,441,482)

**Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments outstanding.

FAS 157 – Summary of Fair Value Exposure at November 30, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$1,873,295	$1,779,238	$94,057	$ —
Total	$1,873,295	$1,779,238	$94,057	$ —

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
           Douglas G. Hess, President

Date   1/27/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
           Douglas G. Hess, President

Date   1/27/2009

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date   1/23/2009

* Print the name and title of each signing officer under his or her signature.